UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Bedford Oak Advisors, LLC
Address:  100 South Bedford Road
          Mt. Kisco, NY 10549

Form 13F File Number: 28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jennifer Nunno
Title: Chief Financial Officer
Phone: (914) 242-5720
Signature, Place, and Date of Signing:

/s/ Jennifer Nunno              Mt. Kisco, New York            February 14, 2003
-------------------------       -------------------            -----------------
      [Signature]                  [City, State]                    [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           One*

Form 13F Information Table Entry Total:      73

Form 13F Information Table Value Total:      $117,160 (in thousands)

List of Other Included Managers:

No. 1
Form 13F File Number 28-05211
Name: Harvey P. Eisen

* Mr. Eisen is the  Investment  Manager to Bedford Oak Advisors  LLC,  which has investment discretion over the investment portfolios reported herein.
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
                                                                                                             VOTING AUTHORITY
                                 TITLE OF    CUSIP      MARKET    SHARES OR     INVESTMENT    OTHER     ---------------------------
NAME                              CLASS     NUMBER      VALUE      PRN AMT      DISCRETION   MANAGERS    SOLE     SHARED      NONE
----                              -----    ---------    ------   ------------   ----------   --------   ------   ---------   ------
Abgenix Inc                        COM     00339B107       737     100,000 SH                  Sole                100,000
Acceptance Insurance               COM     004308102        65   2,603,500 SH                  Sole              2,603,500
Ace Ltd                            COM     G0070K103     1,467      50,000 SH                  Sole                 50,000
Alaska Communications              COM     01167P101        73      39,500 SH                  Sole                 39,500
American Pacific Corp.             COM     028740108     1,731     175,000 SH                  Sole                175,000
AOL Time Warner                    COM     00184A105       917      70,000 SH                  Sole                 70,000
Ascential Software Corp            COM     04362P108       120      50,000 SH                  Sole                 50,000
Bank One Corp.                     COM     06423A103     1,096      30,000 SH                  Sole                 30,000
Baxter 7% Convertable Preferre     COM     071813406       602      12,000 SH                  Sole                 12,000
Cadiz Inc.                         COM     127537108       762   1,386,300 SH                  Sole              1,386,300
Capital Trust                      COM     14052H100     4,803     906,300 SH                  Sole                906,300
ChevronTexaco Corp                 COM     166764100     1,729      26,000 SH                  Sole                 26,000
Cigna                              COM     125509109     1,192      29,000 SH                  Sole                 29,000
Clear Channel Comm                 COM     184502102       746      20,000 SH                  Sole                 20,000
Coca Cola Co                       COM     191216100     2,543      58,000 SH                  Sole                 58,000
Columbia Laboratories Inc.         COM     197779101       168      50,000 SH                  Sole                 50,000
Comcast                            COM     200300200       678      30,000 SH                  Sole                 30,000
Comerica Inc                       COM     200340107     1,254      29,000 SH                  Sole                 29,000
Computer Motion (RESTRICTED)       COM     205253107       355     344,605 SH                  Sole                344,605
Copart Inc.                        COM     217204106     3,552     300,000 SH                  Sole                300,000
Cotton States Life                 COM     221774102     1,055     110,600 SH                  Sole                110,600
Covalent Group                     COM     222815102       696     243,880 SH                  Sole                243,880
Danielson Holding 350,000 by P     COM     236274106     1,466   1,047,500 SH                  Sole              1,047,500
Dow Chemical                       COM     260543103     1,782      60,000 SH                  Sole                 60,000
Eastman Chemical                   COM     277432100     1,103      30,000 SH                  Sole                 30,000
Emerson Electric                   COM     291011104     3,559      70,000 SH                  Sole                 70,000
Epresence Inc.                     COM     294348107       485     250,000 SH                  Sole                250,000
Equity Office Properties           COM     294741103     1,613      64,600 SH                  Sole                 64,600
Equity Residential                 COM     29476L107     1,475      60,000 SH                  Sole                 60,000
Erie Indemnity Company             COM     29530P102       664      18,301 SH                  Sole                 18,301
Ezenia!                            COM     302311105        81     623,400 SH                  Sole                623,400
Fannie Mae                         COM     313586109     3,217      50,000 SH                  Sole                 50,000
FranklinCovey                      COM     353469109        47      40,500 SH                  Sole                 40,500
Freddie Mac                        COM     313400301       708      12,000 SH                  Sole                 12,000
Glacier Water Service              COM     376395109       710      49,000 SH                  Sole                 49,000
GP Strategies                      COM     36225V104    10,764   2,131,500 SH                  Sole              2,131,500
Greater Bay Bancorp                COM     391648102     1,988     115,000 SH                  Sole                115,000
Hexcel                             COM     428291108     2,253     751,000 SH                  Sole                751,000
Idine Rewards Networks             COM     45168A100       441      41,500 SH                  Sole                 41,500
IGEN International                 COM     449536101     3,000      70,000 SH                  Sole                 70,000
Intelidata                         COM     45814T107       928   1,030,990 SH                  Sole              1,030,990
Interdigital                       COM     45866A105       728      50,000 SH                  Sole                 50,000
Ivax Corp.                         COM     465823102     2,425     200,000 SH                  Sole                200,000
John Hancock Financial             COM     41014S106     1,674      60,000 SH                  Sole                 60,000
Lilly (Eli) & Co                   COM     532457108       888      14,000 SH                  Sole                 14,000
Limited                            COM     532716107     1,432     102,800 SH                  Sole                102,800
McKesson                           COM     58155Q103     1,351      50,000 SH                  Sole                 50,000
Med-Design Corp.                   COM     583926100       415      51,900 SH                  Sole                 51,900
Motorola                           COM     620076109       648      75,000 SH                  Sole                 75,000
Newhall Land & Farming Co.         COM     651426108     2,616      91,000 SH                  Sole                 91,000
Nyfix Inc                          COM     670712108       377      83,687 SH                  Sole                 83,687
Optimal Robotics Corp.             COM     68388R208       270      45,000 SH                  Sole                 45,000
Pathmark                           COM     70322A101     3,038     599,200 SH                  Sole                599,200
Pfizer Inc.                        COM     717081103       275       9,000 SH                  Sole                  9,000
Phoenix Technologies               COM     719153108       548      95,000 SH                  Sole                 95,000
Plains All American Pipeline       COM     726503105     2,674     109,600 SH                  Sole                109,600
Plains Resources                   COM     726540503     1,185     100,000 SH                  Sole                100,000
Raytheon Company                   COM     755111507     1,844      60,000 SH                  Sole                 60,000
Rite-Aid                           COM     767754104       245     100,000 SH                  Sole                100,000
Robert Half Intl. Inc.             COM     770323103       805      50,000 SH                  Sole                 50,000
Sagent Technology                  COM     786693101       105     350,000 SH                  Sole                350,000
Seagate Technologies               COM     G7945J104       215      20,000 SH                  Sole                 20,000
Shaw Communications                COM     82028K200       463      45,000 SH                  Sole                 45,000
Storage Networks Inc               COM     86211E103       174     150,000 SH                  Sole                150,000
Tenet Healthcare Corp.             COM     88033G100     2,419     147,500 SH                  Sole                147,500
Travelers Property A               COM     89420G109     2,504     170,900 SH                  Sole                170,900
Unisys                             COM     909214108       742      75,000 SH                  Sole                 75,000
Value Vision                       COM     92047K107     8,301     554,171 SH                  Sole                554,171
Varsity Brands Inc.                COM     92227P108     2,814     592,500 SH                  Sole                592,500
VCampus Corp.                      COM     92240C100        63      16,650 SH                  Sole                 16,650
Vignette                           COM     926734104       245     200,000 SH                  Sole                200,000
Washington Mutual                  COM     939322103     3,453     100,000 SH                  Sole                100,000
Whitman Educational Group          COM     966524100     9,599   1,256,400 SH                  Sole              1,256,400
                                                       -------
                                                       117,160
                                                       =======
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